Balance Sheet Components - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 37,896	$ 12,838	$ 3,814
Less accumulated depreciation and amortization	(4,035)	(1,901)	(980)
Total property and equipment, net	33,861	10,937	2,834
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	25,224	210	113
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,110	4,599	3,527
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,066	131
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,457	449	157
Construction-in-Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 39	7,449
Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 131	$ 17